Convertible Note Payable ( Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Convertible Note Payable Details
On August 13, 2013, the Company received an unsecured loan in the amount of $26,500, bearing interest at 8%, maturing on May 13, 2014.	$ 26,500
Total convertible note payable	26,500
Less: unamortized discount on beneficial conversion feature	(19,151)
Convertible note payable	7,349
Less: current portion	7,349
Convertible note payable, less current portion